Related Party Transactions - Additional Information (Detail) - Ericsson Nikola Tesla d.d - Croatia - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Sales from associates	kr 0.4	kr 0.6	kr 0.6
Purchase from associates	kr 1.2	kr 1.5	kr 1.3
Percentage of ownership	49.07%